Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets [abstract]
CGU: MAT Software	€ 28,933	€ 3,241	€ 3,241
CGU: e-Prototypy	730	743	749
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,505	4,755	4,445
CGU: MAT NV Manufacturing (Metal)			177
CGU: Materialise Motion	1,175	1,175	1,175
Total Goodwill	€ 44,155	€ 18,726	€ 18,599	€ 19,607